Finance Costs - Schedule of Analysis of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Analysis Of Finance Costs Abstract
Transaction cost for issuance of the Group’s convertible redeemable preferred shares			$ 758
Interest expenses on bank and other borrowings	708	295	421
Interest expenses on lease liabilities	83	138	158
Total	$ 791	$ 433	$ 1,337